UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21117

A&Q Alternative Fixed-Income Strategies Fund LLC
(Exact name of registrant as specified in charter)

600 Washington Boulevard
Stamford, Connecticut 06901
(Address of principal executive offices) (Zip code)

Michael Kim
UBS Hedge Fund Solutions LLC
600 Washington Boulevard
Stamford, CT 06901
(Name and address of agent for service)

Registrant’s telephone number,including area code: (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

December 31, 2017

Investment Fund	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption
Credit/Income

400 Capital Credit Opportunities Fund, L.P.	Global	$750,741	$858,495	9.08%	1/1/2015	Quarterly	60 days	3/31/2018 (c)	$858,495
Aeolus Property Catastrophe Keystone Fund L.P.	Global	3,101,679	2,458,212	26.01	6/1/2013	Custom Dates	93 days	1/31/2018	(d)
Bayview Liquid Credit Strategies Offshore, L.P.	US/Canada	824,854	1,073,035	11.35	7/1/2015	Quarterly	65 days	3/31/2018 (c)	$1,073,035
Bybrook Capital Fund Ltd.	Europe including UK	703,125	649,700	6.88	4/1/2015	Quarterly	65 days	3/31/2018 (c)	$649,700

Credit/Income Subtotal		5,380,399	5,039,442	53.32

Other

European Special Opportunities Fund II, Ltd., Class B	Europe including UK	1,967,854	682,164	7.21	2/1/2008	N/A	N/A	N/A (e)	N/A
Highland Credit Strategies Fund, Ltd.	US/Canada	7,081	50,865	0.54	4/1/2006	N/A	N/A	N/A (e)	N/A
Indus Structured Finance Fund, Ltd.	US/Canada	113,269	17,907	0.19	1/1/2015	N/A	N/A	N/A (e)	N/A

Other Subtotal		2,088,204	750,936	7.94

Relative Value

Symmetry International Fund, Ltd.	Global	906,159	1,321,622	13.98	10/1/2014	Quarterly	90 days	3/31/2018 (c)	$1,321,622

Relative Value Subtotal		906,159	1,321,622	13.98

Trading

Rokos Global Macro Fund Limited	Global	856,327	954,478	10.10	12/1/2015	Monthly	90 days	3/31/2018 (c)	$954,478

Trading Subtotal		856,327	954,478	10.10

Total Investment Funds		$ 9,231,089	$ 8,066,478	85.34%

Forward Foreign Currency Exchange Contract		Cost	Unrealized Appreciation (Depreciation)	% of Net Assets

Euro Forward Foreign Currency Exchange Contract (g)		$—	$(1,641)	(0.02) %

Total forward foreign currency exchange contract		$—	$(1,641)	(0.02) %

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)	Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of December 31, 2017, the Fund is not aware of any uncertainties related to redemptions.
(e)	All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(g)	The Fund entered into a forward foreign currency exchange contracts with Morgan Stanley & Co. Incorporated to buy €568,000 for $676,772 for delivery on January 31, 2018, with a fair value of $(1,641) at the measurement date. The forward foreign currency exchange contract is a Level 2 investment.

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2017

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $8,066,478. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $5,039,442) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of December 31, 2017, the Investment Funds in the credit/income strategy had $2,581,230, representing 51% of the value of the investments in this category, subject to investor level gates.

The other category (total fair value of $750,936) contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. As of December 31, 2017, no Investment Funds in the other strategy were subject to investor level gates or lock-ups. All investments in this category are held in side pockets or are in liquidation; therefore redemption notice periods are no longer effective and the liquidation of assets is uncertain.

The Investment Fund in the relative value strategy (total fair value of $1,321,622), a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread

A&Q Alternative Fixed-Income Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2017

between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of December 31, 2017, the Investment Fund in the relative value strategy had $1,321,622, representing 100% of the value of the investments in this category, subject to an investor level gate.

The Investment Fund in the trading strategy (total fair value of $954,478) is generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Fund may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of December 31, 2017, the Investment Fund in the trading strategy had $954,478, representing 100% of the value of the investment in this category, subject to an investor level gate.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2017.

Please refer to the September 30, 2017 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) A&Q Alternative Fixed-Income Strategies Fund LLC

By (Signature and Title)* /s/ William Ferri
William Ferri, Principal Executive Officer

Date February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William Ferri
William Ferri, Principal Executive Officer

Date February 27, 2018

By (Signature and Title)* /s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date February 27, 2018

* Print the name and title of each signing officer under his or her signature.